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                                  iShares(R)

                                 iShares Trust
                      Supplement dated November 17, 2009
         to the Prospectus dated November 16, 2009 (the "Prospectus")
          for the iShares S&P India Nifty 50 Index Fund (the "Fund")

   The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus.

Barclays Global Fund Advisors (the "Adviser") serves as the investment adviser for the Fund. On June 16, 2009, Barclays PLC ("Barclays"), the ultimate parent company of the Adviser, accepted a binding offer and entered into an agreement to sell its interests in the Adviser and certain affiliated companies to BlackRock, Inc. (the "BlackRock Transaction"). The BlackRock Transaction is subject to certain regulatory approvals, as well as other conditions to closing. The Transaction is expected to close at the end of 2009.

If you have any additional questions, please call 1-800-iShares
(1-800-474-2737).

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iShares(R) is a registered trademark of Barclays Global Investors, N.A.  BGI-A-INDY-1109
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                         PLEASE RETAIN THIS SUPPLEMENT
                             FOR FUTURE REFERENCE

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                                   ISHARES(R)

                                  ISHARES TRUST
                       SUPPLEMENT DATED NOVEMBER 17, 2009
             TO THE STATEMENT OF ADDITIONAL INFORMATION (THE "SAI")
           FOR THE ISHARES S&P INDIA NIFTY 50 INDEX FUND (THE "FUND")

THE INFORMATION IN THIS SUPPLEMENT UPDATES INFORMATION IN, AND SHOULD BE READ IN CONJUNCTION WITH, THE SAI.

Barclays Global Fund Advisors (the "Adviser") serves as the investment adviser for the Fund. On June 16, 2009, Barclays PLC ("Barclays"), the ultimate parent company of the Adviser, accepted a binding offer and entered into an agreement to sell its interests in the Adviser and certain affiliated companies to BlackRock, Inc. (the "BlackRock Transaction"). The BlackRock Transaction is subject to certain regulatory approvals, as well as other conditions to closing. The Transaction is expected to close at the end of 2009.

If you have any additional questions, please call 1-800-iShares
(1-800-474-2737).

iShares(R) is a registered trademark of Barclays Global Investors, N.A.
                                                                 BGI-SAI-INDY-S1

                          PLEASE RETAIN THIS SUPPLEMENT
                              FOR FUTURE REFERENCE